Income Taxes (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent	55.00%	524.00%	(1077.70%)	(21.90%)
Income Tax Expense (Benefit)	$ (584,000)	$ (1,626,000)	$ (1,402,000)	$ (766,000)
Gain On Reduction Of Contingent Obligations	600,000
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward1			$ 207,000	$ 0